Investment Held in Trust Account	6 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment Held in Trust Account

Note 10 — Investment Held in Trust Account

As of December 31, 2020, investment in the Company’s Trust Account consisted of $29,851 in Mutual Funds and $99,986,310 in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized losses and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value as of December 31, 2020	Gross Unrealized Losses	Fair Value as of December 31, 2020
Mutual Funds	$29,851	$—	$29,851
U.S. Treasury Securities	99,986,310	(3,310)	99,983,000
	$100,016,161	$(3,310)	$100,012,851